                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN TECHNOLOGY FUND

                         SUPPLEMENT DATED JUNE 30, 2008
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007
                                    AND THE

                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007

     The Prospectuses are hereby supplemented as follows:

     (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Sector Funds team. The Sector Funds team consists of portfolio managers. The current member of the team primarily responsible for the day-to-day management of the Fund's portfolio is David Walker, an Executive Director of the Adviser. Mr. Walker has been associated with the Adviser in an investment management capacity since 1990 and began managing the Fund in June 1999. Mr. Walker is the lead manager of the Fund and is responsible for the execution of the overall strategy of the Fund.

     The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

     The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    TECHSPT 6/08

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN TECHNOLOGY FUND

                         SUPPLEMENT DATED JUNE 30, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 28, 2007,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 10, 2008

     The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first two paragraphs are hereby deleted in their entirety and replaced with the following:

     As of May 31, 2008, David Walker managed two registered investment companies with a total of approximately $394.4 million in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", the first paragraph is hereby deleted in its entirety and replaced with the following:

     As of May 31, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

     David Walker -- None.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 TECHSPTSAI 6/08